Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 30, 2016
Supplement [Text Block]	fef_SupplementTextBlock	Federated Clover Small Value Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (VSFSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."

Federated Clover Value Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER VFCAX)
CLASS B SHARES (TICKER VFCBX)
CLASS C SHARES (TICKER VFCCX)
CLASS R SHARES (TICKER VFCKX)
INSTITUTIONAL SHARES (TICKER VFCIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."

Federated Prudent Bear Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER BEARX)
CLASS C SHARES (TICKER PBRCX)
INSTITUTIONAL SHARES (TICKER PBRIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated Clover Small Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock	Federated Clover Small Value Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (VSFSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated Clover Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock	Federated Clover Value Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER VFCAX)
CLASS B SHARES (TICKER VFCBX)
CLASS C SHARES (TICKER VFCCX)
CLASS R SHARES (TICKER VFCKX)
INSTITUTIONAL SHARES (TICKER VFCIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."
Federated Prudent Bear Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock	Federated Prudent Bear Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER BEARX)
CLASS C SHARES (TICKER PBRCX)
INSTITUTIONAL SHARES (TICKER PBRIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."